Use of Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
COVID-19 costs	$ (105)	$ (182)